Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2024
Accounts Receivable, Net (Tables) [Line Items]
Schedule of Movement of Allowance for Doubtful Accounts

The following table presents the movement of allowance for credit losses for the years ended December 31, 2022, 2023 and 2024:

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Balance at the beginning of the year	710,168	557,073	614,246
(Reversal)/provision for the year	(82,825)	57,423	52,994
Receivables written off for the year	(70,270)	(250)	(26,846)
Balance at the end of the year	557,073	614,246	640,394

Trade Accounts Receivable [Member]
Accounts Receivable, Net (Tables) [Line Items]
Schedule of Accounts Receivable

Accounts receivable, net consist of the following:

	As of December 31,
	2023	2024
	RMB	RMB
Accounts receivable from real estate developers	927,973	836,435
Accounts receivable from individual customers	911	—
	928,884	836,435
Less: allowance for credit losses	(614,246)	(640,394)
Accounts receivable, net	314,638	196,041